Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of foreign currency exchange rates

	December 31, 2019	December 31, 2018
RMB to US$ exchange rate at balance sheets dates,	6.9762	6.8755

	Year Ended December 31,
	2019	2018	2017
Average RMB to US$ exchange rate for each year	6.8985	6.6090	6.7553

Schedule of estimated useful lives of property and equipment
Leasehold improvements	Shorter of the useful lives or the lease term
Machinery and equipment	2 - 3 years
Furniture and office equipment	3 - 5 years
Motor vehicles	3 years

Schedule of estimated useful lives of intangible assets
Software copyrights	20 years
Patent rights	10 years
Other software	5 years

Schedule of segment information
	For the Years Ended December 31,
	2019	2018	2017

Revenues
Sale of medical equipment	$212,394	$342,344	$882,011
Provision of OSAS diagnostic services	171,064	217,042	-
Total net revenues	383,458	559,386	882,011

Cost of revenue
Sale of medical equipment	(112,942)	(464,918)	(1,655,970)
Provision of OSAS diagnostic services	(630,802)	(292,983)	-
	(743,744)	(757,901)	(1,655,970)

Gross loss
Sale of medical equipment	99,452	(122,574)	(773,959)
Provision of OSAS diagnostic services	(459,738)	(75,941)	-
	(360,286)	(198,515)	(773,959)

Depreciation and amortization expense:
Sale of medical equipment	$84,371	$535,800	$1,328,403
Provision of OSAS diagnostic services	693,746	291,830	-
	$778,117	$827,630	$1,328,403

Capital expenditure
Sale of medical equipment	$-	$16,137	$40,780
Provision of OSAS diagnostic services	-	760,191	-
	$-	$776,328	$40,780